Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (2,043,818)	$ (3,945,254)	$ (8,449,246)	$ (4,524,732)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	41,022	86,680	211,946	377,261
Share-based compensation	260,149	377,892	1,682,063	880,765
Expenses paid through the issuance of common stock	192,166	37,583	145,987	411,459
(Gain) loss on change in fair value of derivative liabilities	(160,118)	782,802	(1,539,876)	(1,549,696)
Gain on negotiated reductions in account payable				(77,837)
Gain on sale of intellectual property				(4,338,601)
Loss on retirement of equipment			2,053
Amortization of debt issuance costs and original issue discounts	151,759	110,015	471,146	330,987
Increase (decrease) in cash resulting from changes in:
Accounts receivable	(279,494)	(136,769)	(749,094)	301,403
Inventory	217,873	(109,994)	68,626	(345,988)
Prepaid expenses and other current assets	(18,114)	(6,909)	(68,029)	145,650
Other assets	(58,473)	(4,000)	9,811
Accounts payable and accrued expenses	52,790	13,782	(436,420)	1,143,175
Deferred revenue	35,697	(4,870)	13,299	(4,149)
Net cash flows from operating activities	(1,608,561)	(2,799,042)	(8,637,734)	(7,250,303)
Cash flows from investing activities:
Purchases of property and equipment	(77,649)	(6,635)	(76,883)	(48,129)
Net cash flows from investing activities	(77,649)	(6,635)	(76,883)	(48,129)
Cash flows from financing activities:
Net proceeds from equity private placement			4,879,134	9,379,880
Net proceeds from debt private placement / Payment of 2015 private placement financing costs	(140,086)			3,503,314
Proceeds from stock option and warrant exercises				143,000
Net cash flows from financing activities	(140,086)		4,879,134	13,026,194
Net change in cash and cash equivalents	(1,826,296)	(2,805,677)	(3,835,483)	5,727,762
Cash and cash equivalents, beginning of year	5,408,523	9,244,006	9,244,006	3,516,244
Cash and cash equivalents, end of year	3,582,227	6,438,329	5,408,523	9,244,006
Cash paid for:
Income taxes
Interest	223,500	223,500	223,500	223,500
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Transfer from inventory to property and equipment	$ 24,223	$ 4,366	94,751	221,021
Accrued costs incurred equity private placement			138,747
Notes payable cancelled, principal amount			4,338,601	$ 4,338,601
Fair value of the warrants issued to the placement agent			30,210
Debt discount			$ 413,057